VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels and equipment [Roll Forward]
Transfer from newbuildings	$ 153,800	$ 219,500
Transfer to vessels held for sale		219,504
Impairment loss on vessels	0	(11,780)	$ 0
Depreciation	(141,627)	(135,548)	(129,839)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	3,706,726	3,300,778
Accumulated depreciation beginning balance	(719,366)	(634,993)
Vessels and equipment, net, beginning period	2,987,360	2,665,785
Disposals	(78,759)	(101,644)
Disposals, accumulated depreciation	21,991	30,335
Vessels and equipment, disposals, net	(56,768)	(71,309)
Transfer from newbuildings	153,837	219,504
Transfer to vessels held for sale		(20,380)
Transfers to held for sale, accumulated depreciation		5,894
Transfers to held for sale, net		(14,486)
Impairment loss on vessels		(11,780)
Depreciation	(126,640)	(120,602)
Balance, end of period	3,783,144	3,706,726	3,300,778
Accumulated depreciation ending balance	(824,015)	(719,366)	(634,993)
Vessels and equipment, net, ending period	2,959,129	2,987,360	$ 2,665,785
Vessels and Equipment | Golden Hawk
Vessels and equipment [Roll Forward]
Additions		15,300
Vessels and Equipment | Other Acquisitions
Vessels and equipment [Roll Forward]
Additions	$ 1,340	9,048
Vessels and Equipment | H-Line
Vessels and equipment [Roll Forward]
Additions		$ 295,900